CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000,000	5,000,000,000,000
Common stock, shares issued	1,342,999	23,867
Common stock, shares outstanding	1,342,999	23,867